UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403 )

Exact name of registrant as specified in charter: Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Global Equity Fund
The fund's portfolio
7/31/07 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Airlines (1.4%)
Singapore Airlines, Ltd. (Singapore) (NON)	2,398,000	$30,283,014

Automotive (4.0%)
Nissan Motor Co., Ltd. (Japan)	2,044,000	21,680,109
Suzuki Motor Corp. (Japan)	2,217,700	64,393,429
		86,073,538

Banking (11.7%)
Allied Irish Banks PLC (Ireland)	809,595	21,194,685
Bank of America Corp. (SEG)	1,269,323	60,191,297
Bank of Ireland PLC (Ireland)	500,729	9,564,819
Barclays PLC (United Kingdom)	1,170,164	16,444,885
Credit Agricole SA (France)	1,042,379	39,799,662
KBC Groupe SA (Belgium)	137,900	17,946,502
Royal Bank of Scotland Group PLC (United Kingdom)	3,613,246	43,304,286
Societe Generale (France)	126,366	21,647,592
UniCredito Italiano SpA (Italy)	2,664,849	22,494,826
		252,588,554

Basic Materials (0.7%)
Antofagasta PLC (United Kingdom)	61,300	899,211
Sumitomo Metal Mining Co., Ltd. (Japan)	573,000	13,861,861
		14,761,072

Beverage (1.3%)
InBev NV (Belgium)	190,277	15,250,725
PepsiCo, Inc.	194,300	12,749,966
		28,000,691

Chemicals (1.2%)
CF Industries Holdings, Inc.	449,500	25,837,260

Computers (0.4%)
IBM Corp. (S)	83,200	9,206,080

Conglomerates (3.2%)
Mitsubishi Corp. (Japan)	1,895,900	55,855,451
Vivendi SA (France)	305,230	12,958,726
		68,814,177

Consumer (1.0%)
Matsushita Electric Industrial Co., Ltd. (Japan)	1,187,000	21,600,164

Consumer Goods (2.0%)
Reckitt Benckiser PLC (United Kingdom)	825,362	44,262,936

Consumer Services (0.9%)
Ashtead Group PLC (United Kingdom)	6,999,500	20,194,777

Electric Utilities (0.7%)
PG&E Corp.	359,900	15,407,319

Electronics (0.8%)
Atmel Corp. (NON)	958,000	5,163,620
United Microelectronics Corp. (Taiwan)	23,687,911	13,165,014
		18,328,634

Energy (2.7%)
National-Oilwell Varco, Inc. (NON)	293,800	35,288,318
Petroleum Geo-Services ASA (Norway)	960,850	22,864,895
		58,153,213

Engineering & Construction (0.2%)
Daito Trust Construction Co., Ltd. (Japan)	107,300	5,312,194

Financial (1.6%)
JPMorgan Chase & Co.	428,500	18,858,285
Korea Investment Holdings Co., Ltd. (South Korea)	248,440	16,927,944
		35,786,229

Food (1.8%)
Delhaize Group (Belgium)	430,185	40,192,119

Health Care Services (3.5%)
Coventry Health Care, Inc. (NON)	220,000	12,278,200
WellPoint, Inc. (NON)	846,100	63,559,032
		75,837,232

Household Furniture and Appliances (0.6%)
Whirlpool Corp. (S)	133,307	13,611,977

Insurance (7.1%)
Allianz SE (Germany)	277,668	58,459,416
RenaissanceRe Holdings, Ltd. (Bermuda)	252,100	14,495,750
Swiss Re (Switzerland)	569,920	48,686,853
Zurich Financial Services AG (Switzerland)	106,952	31,105,842
		152,747,861

Investment Banking/Brokerage (5.2%)
Bear Stearns Cos., Inc. (The)	103,400	12,534,148
Credit Suisse Group (Switzerland)	502,463	32,791,822
Deutsche Bank AG (Germany)	76,478	10,375,778
Goldman Sachs Group, Inc. (The)	293,700	55,315,458
		111,017,206

Machinery (1.1%)
Hyundai Heavy Industries Co., Ltd. (South Korea)	64,760	24,915,415

Manufacturing (1.0%)
Hyundai Mipo Dockyard (South Korea)	69,926	22,090,158

Media (1.9%)
Viacom, Inc. Class B (NON)	1,094,900	41,934,670

Metals (7.0%)
Boliden AB (Sweden)	805,600	18,620,448
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	56,357	5,296,431
JFE Holdings, Inc. (Japan)	143,600	9,832,060
Minara Resources, Ltd. (Australia)	965,921	5,096,129
Salzgitter AG (Germany)	248,449	50,319,417
Teck Cominco, Ltd. Class B (Canada)	816,400	36,272,515
voestalpine AG (Austria)	297,624	24,696,195
		150,133,195

Natural Gas Utilities (0.6%)
Centrica PLC (United Kingdom)	1,814,497	13,125,616

Office Equipment & Supplies (1.8%)
Canon, Inc. (Japan)	747,600	39,612,777

Oil & Gas (9.0%)
Chevron Corp.	310,900	26,507,334
China Petroleum & Chemical Corp. (China)	17,028,000	17,864,780
Exxon Mobil Corp.	583,156	49,644,070
Marathon Oil Corp.	902,000	49,790,400
Valero Energy Corp. (S)	789,160	52,881,612
		196,688,196

Pharmaceuticals (7.8%)
Johnson & Johnson	1,317,600	79,714,800
Pfizer, Inc.	1,749,800	41,137,798
Roche Holding AG (Switzerland)	113,374	20,074,142
Watson Pharmaceuticals, Inc. (NON)	918,168	27,930,671
		168,857,411

Real Estate (0.3%)
Globe Trade Centre SA (Poland) (NON) (R)	527,688	7,238,356

Regional Bells (2.6%)
Qwest Communications International, Inc. (NON) (S)	1,400,127	11,943,083
Verizon Communications, Inc.	1,048,700	44,695,594
		56,638,677

Retail (0.6%)
Marks & Spencer Group PLC (United Kingdom)	1,089,000	13,851,810

Shipping (3.1%)
Mitsui O.S.K. Lines, Ltd. (Japan)	3,703,000	57,736,353
Neptune Orient Lines, Ltd. (Singapore)	71,000	257,754
Orient Overseas International, Ltd. (Hong Kong)	857,000	10,215,970
		68,210,077

Software (1.8%)
Oracle Corp. (NON)	2,027,600	38,767,712

Technology Services (3.4%)
Accenture, Ltd. Class A (Bermuda) (S)	577,700	24,338,501
Computer Sciences Corp. (NON)	376,801	20,980,280
eBay, Inc. (NON)	911,000	29,516,400
		74,835,181

Telecommunications (3.5%)
Embarq Corp.	230,295	14,229,928
NeuStar, Inc. Class A (NON) (S)	476,100	13,730,724
Sprint Nextel Corp. (S)	2,368,000	48,615,040

		76,575,692

Telephone (1.1%)
China Netcom Group Corp., Ltd. (Hong Kong)	9,356,700	24,142,535

Tobacco (0.4%)
Loews Corp. - Carolina Group	118,100	8,950,799

Total common stocks (cost $1,883,664,229)		$2,154,584,524

SHORT-TERM INVESTMENTS (2.6%)(a) (cost $56,346,095)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)	$56,466,573	$56,346,095

TOTAL INVESTMENTS

Total investments (cost $1,940,010,324) (b)		$2,210,930,619

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/07 (aggregate face value $489,286,625) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$134,512,306	$134,847,028	10/17/07	$(334,722)
British Pound	125,474,268	122,607,574	9/19/07	2,866,694
Canadian Dollar	10,401,053	10,487,610	10/17/07	(86,557)
Euro	124,664,801	124,416,358	9/19/07	248,443
Japanese Yen	27,507,811	27,532,665	11/21/07	(24,854)
Norwegian Krone	53,083,676	52,377,210	9/19/07	706,466
Swedish Krona	11,319,163	11,363,919	9/19/07	(44,756)
Swiss Franc	5,773,727	5,654,261	9/19/07	119,466

Total				$3,450,180

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/07 (aggregate face value $464,173,964) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$23,145,349	$23,422,234	10/17/07	$276,885
British Pound	11,130,296	10,851,265	9/19/07	(279,031)
Canadian Dollar	5,767,932	5,809,484	10/17/07	41,552
Danish Krone	30,354	29,637	9/19/07	(717)
Euro	61,622,702	61,298,199	9/19/07	(324,503)
Japanese Yen	5,513,504	5,513,511	11/21/07	7
Japanese Yen	242,689,597	240,750,850	8/15/07	(1,938,747)
Norwegian Krone	16,693,668	16,395,854	9/19/07	(297,814)
Swedish Krona	17,267,362	17,127,846	9/19/07	(139,516)
Swiss Franc	83,974,483	82,975,084	9/19/07	(999,399)

Total				$(3,661,283)

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	32	$11,695,200	Sep-07	$(20,920)

NOTES

(a) Percentages indicated are based on net assets of $2,175,380,953.

(b) The aggregate identified cost on a tax basis is $1,940,135,738, resulting in gross unrealized appreciation and depreciation of $330,293,470 and $59,498,589, respectively, or net unrealized appreciation of $270,794,881.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $54,700,885. Certain of these securities were sold prior to period-end. The fund received cash collateral of $56,346,095 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,094,520 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $441,956,425 and $481,894,918, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

At July 31, 2007, liquid assets totaling $24,949,969 have been designated as collateral for open forward contracts and futures contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2007: (as a percentage of Portfolio Value)

Australia	0.2%
Austria	1.1
Belgium	3.4
Bermuda	1.8
Canada	1.7
China	0.8
France	3.5
Germany	5.5
Hong Kong	1.6
Ireland	1.4
Italy	1.0
Japan	13.5
Norway	1.1
Poland	0.3
Singapore	1.4
South Korea	3.0
Sweden	0.9
Switzerland	6.2
Taiwan	0.6
United Kingdom	7.1
United States	43.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At July 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007